Employee Stock And Incentive Plan (Summary Of Nonvested RSU Transactions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of Share Units	212,920	43,500	19,015
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested share units at beginning of period, Number of Share Units	112,666
Granted, Number of Share Units	41,150
Stock units vested but not paid , Number of Share Units	(5,750)
Stock units vested and paid, Number of Share Units	(24,772)
Forfeited, Number of Share Units	(729)
Nonvested share units at end of period, Number of Share Units	122,565	112,666
Nonvested share units at beginning of period, Weighted Average Fair Value	20.16
Granted, Weighted Average Fair Value	24.80	23.28	17.99
Stock units vested but not paid, Weighted Average Fair Value	17.99
Stock units vested and paid, Weighted Average Fair Value	17.77
Forfeited, Weighted Average Fair Value	21.77
Nonvested share units at end of period, Weighted Average Fair Value	22.29	20.16